Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Summary of reconciliation of carrying amounts of intangible assets

	Internally
	generated	Internally	Purchased rights,
	/acquired	developed	licenses,
in EUR k	biomarkers	databases	software	Total
Cost
As of Jan 1, 2021	13,922	9,219	4,899	28,040
Additions	749	1,652	386	2,787
Reclassification	(297)	297	—	—
As of Dec 31, 2021	14,374	11,168	5,285	30,827
Additions	162	1,515	50	1,727
Reclassification	—	—	—	—
As of Dec 31, 2022	14,536	12,683	5,335	32,554
Additions	182	—	2,057	2,239
Reclassification	—	(1,516)	1,516	—
As of Dec 31, 2023	14,718	11,167	8,908	34,793

Accumulated amortization and impairment
As of Jan 1, 2021	10,748	2,713	2,172	15,633
Amortization and impairment	2,149	1,991	1,860	6,000
Reclassification	(68)	68	—	—
As of Dec 31, 2021	12,829	4,772	4,032	21,633
Amortization and impairment	801	1,845	875	3,521
Reclassification	—	—	—	—
As of Dec 31, 2022	13,630	6,617	4,907	25,154
Amortization and impairment	766	1,408	615	2,789
Reclassification	—	—	—	—
As of Dec 31, 2023	14,396	8,025	5,522	27,943

Carrying amounts
As of Dec 31, 2021	1,545	6,396	1,253	9,194
As of Dec 31, 2022	906	6,066	428	7,400
As of Dec 31, 2023	322	3,142	3,386	6,850